VAN KAMPEN UNIT TRUSTS, SERIES 863

               S&P Dividend Growth Opportunities Trust, Series 16


                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 8, 2009

   Notwithstanding anything to the contrary in the prospectus for the above referenced Trust, the hypothetical total returns for the S&P 500 Dividend Aristocrats Index for the below referenced periods, which appear on page 2 of the prospectus, are amended to read as follows:

                                         S&P 500 DIVIDEND
                                        ARISTOCRATS INDEX
                                        ------------------
                2005                           0.40%
                Through 3/31/09              (13.10)%



Supplement Dated: April 16, 2009